Subsequent Events - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Return of capital to parent		$ 7.5	$ 9.1
Subsequent Event [Member]
Subsequent Event [Line Items]
Return of capital to parent	$ 7.4